Insured Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Insurance assets [abstract]
Summary of Insurance assets
Insured assets as of June 30, 2024, are a
s fol
lows:

	(Unit: USD)
Insurance	Insured assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	14,622,952	Hana insurance
Fire insurance	Buildings, machineries, inventories etc.	2,499,945	Meritz fire
Car insurance	Cars	16,114	KB insurance, etc.

Total		17,139,011

Insured assets as of December 31, 2023, are as follows:

	(Unit: USD)
Insurance	Insured assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	15,604,119	Meritz fire
Fire insurance	Buildings, machineries, inventories etc.	2,667,686	Meritz fire
Car insurance	Cars	19,235	Hyundai insurance, etc.

Total		18,291,040

Insured assets as of
De
cember 31, 2023, are as follows:

			(Unit: USD)
Insurance	Insured assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	15,604,119	Meritz fire
Fire insurance	Buildings, machineries, inventories etc.	2,667,686	Meritz fire
Car insurance	Cars	19,235	Hyundai insurance, etc.

Total		18,291,040

Insured assets as of December 31, 2022, are as follows:

			(Unit: USD)
Insurance	Insured assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	16,007,100	Hyundai insurance
Fire insurance	Buildings, machineries, inventories etc.	2,736,579	Meritz fire
Car insurance	Cars	22,457	Hyundai insurance

Total		18,766,136